Stockholders' equity and dividend payment	12 Months Ended
Dec. 31, 2021
Stockholders equity and dividend payment [Abstract]
Stockholders' equity and dividend payment
Note 10 - Stockholders’ equity and dividend payment

Stockholders’ equity:

(Dollars in thousands, except per share data)	Common stock	Preferred stock
Issued at December 31, 2019	146,819,401
Restricted stock issued	601,530
Conversion of convertible bonds	23,377,397
Issued at December 31, 2020	170,798,328
Restricted stock issued	841,696
Retirement of treasury shares	(5,513,254)
Issued at December 31, 2021	166,126,770
Par value	$0.01	$0.01
Number of shares authorized for issue at December 31, 2021	250,000,000

Common stock

Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders.

Convertible Notes Offering

Please see note 9 for information on the convertible senior notes.

Preferred stock:

Terms and rights of preferred shares will be established by the board when or if such shares would be issued.

Stock repurchases:

In 2021, the Company purchased 5,513,254 of its own shares in the open market for an aggregate consideration of $32.2 million, at an average price of $5.82 per share. All shares were retired upon receipt. In 2020, the Company did not repurchase or retire any shares of common stock. In 2019, the Company purchased 725,298 of its own shares in the open market for an aggregate consideration of $3.2 million, at an average price of $4.47 per share. All shares were retired upon receipt.

Dividend payment:

Dividend payment as of December 31, 2021:		Per share
Payment date:	Total payment	Common
February 25, 2021	$ 8.6 million	$0.05
May 26, 2021	$ 6.8 million	$0.04
August 26, 2021	$ 3.3 million	$0.02
November 23, 2021	$ 3.3 million	$0.02
Total payment as of December 31, 2021:	$ 22.1 million	$0.13

Dividend payment as of December 31, 2020:		Per share
Payment date:	Total payment	Common
February 25, 2020	$ 47.0 million	$0.32
May 26, 2020	$ 51.5 million	$0.35
September 2, 2020	$ 82.0 million	$0.48
November 25, 2020	$ 34.2 million	$0.20
Total payment as of December 31, 2020:	$ 214.7 million	$1.35

Dividend payment as of December 31, 2019:		Per share
Payment date:	Total payment	Common
February 26, 2019	$ 7.1 million	$0.05
May 28, 2019	$ 11.4 million	$0.08
August 29, 2019	$ 2.8 million	$0.02
November 14, 2019	$ 7.3 million	$0.05
Total payment as of December 31, 2019:	$ 28.7 million	$0.20

On February 24, 2022, DHT paid a dividend of $0.02 per common share to shareholders of record as of February 17, 2022, resulting in a total dividend payment of $3.3 million.